CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2017 CNY (¥) shares
Accounts receivable, allowance of doubtful accounts | ¥	¥ 0	¥ 0
Series A convertible preferred shares
Convertible preferred stock, shares authorized	0	4,200,000
Convertible preferred stock, shares issued	0	4,200,000
Convertible preferred stock, shares outstanding	0	4,200,000
Series B convertible preferred shares
Convertible preferred stock, shares authorized	0	11,396,178
Convertible preferred stock, shares issued	0	11,396,178
Convertible preferred stock, shares outstanding	0	11,396,178
Series C convertible preferred shares
Convertible preferred stock, shares authorized	0	31,739,234
Convertible preferred stock, shares issued	0	31,739,234
Convertible preferred stock, shares outstanding	0	31,739,234
Series D convertible preferred shares
Convertible preferred stock, shares authorized	0	27,783,584
Convertible preferred stock, shares issued	0	27,783,584
Convertible preferred stock, shares outstanding	0	27,783,584
Ordinary shares Class A
Common stock, shares authorized	800,000,000	72,000,000
Common stock, shares issued	91,088,106	72,000,000
Common stock, shares outstanding	91,088,106	72,000,000
Ordinary shares Class B
Common stock, shares authorized	72,000,000	839,209,895
Common stock, shares issued	72,000,000	0
Common stock, shares outstanding	72,000,000	0
Ordinary shares Class C
Common stock, shares authorized	0	13,671,109
Common stock, shares issued	0	1,607,901
Common stock, shares outstanding	0	0